ABERDEEN FUNDS

Aberdeen Asia Bond Fund

Aberdeen Core Fixed Income Fund

Aberdeen Emerging Markets Debt Local Currency Fund

Aberdeen Global Fixed Income Fund

Aberdeen Global High Yield Bond Fund

Aberdeen Ultra-Short Duration Bond Fund

Supplement to the Aberdeen Funds Statutory Prospectus

dated February 27, 2012, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Asia Bond Fund on page 64:

Name	Title	Served on the Fund Since
Anthony Michael	Head of Fixed Income – Asia	2009
Adam McCabe	Senior Portfolio Manager	2009
Yueh Ee-Leen	Portfolio Manager	2009
Nick Bishop	Senior Portfolio Manager	2009
Thu Ha Chow	Senior Credit Analyst	2012

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Core Fixed Income Fund on page 79:

Name	Title	Served on the Fund Since
Christopher Gagnier	Head of U.S. Fixed Income	2010
Neil Moriarty	Senior Portfolio Manager	2010
Oliver Boulind	Head of Global Credit	2010
Stephen R. Cianci	Senior Portfolio Manager	2010
Timothy Vile	Senior Portfolio Manager	2010

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Emerging Markets Debt Local Currency Fund beginning on page 83:

Name	Title	Served on the Fund Since
Viktor Szabó	Portfolio Manager	Inception
Kevin Daly	Portfolio Manager	Inception
Brett Diment	Head of Emerging Market & Sovereign Debt	Inception
Edwin Gutierrez	Portfolio Manager	Inception
Max Wolman	Portfolio Manager	Inception

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Global Fixed Income Fund on page 90:

Name	Title	Served on the Fund Since
Neil Moriarty	Senior Portfolio Manager	2009
Joanne Gilbert	Portfolio Manager, Global Macro	Inception*
Rich Smith	Portfolio Manager, Global Credit	2009
Oliver Boulind	Head of Global Credit	2009
Jόzsef Szabό	Head of Global Macro	2011

*Includes Predecessor Fund

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Global High Yield Bond Fund on page 95:

Name	Title	Served on the Fund Since
Christopher Gagnier	Head of U.S. Fixed Income	Inception
Keith Bachman	Senior Portfolio Manager	Inception
Benjamin Pakenham	Portfolio Manager and Credit Analyst	2011
Brett Diment	Head of Emerging Market & Sovereign Debt	Inception

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Ultra-Short Duration Bond Fund on page 109:

Name	Title	Served on the Fund Since
Oliver Boulind	Head of Global Credit	Inception
Stephen Cianci	Senior Portfolio Manager	Inception
Mike Degernes	Senior Portfolio Manager	Inception
Neil Moriarty	Senior Portfolio Manager	Inception
Kam Poon	Portfolio Manager	Inception

The following replaces the disclosure regarding the Portfolio Managers for the Aberdeen Asia Bond Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 151:

Anthony Michael, Head of Fixed Income — Asia (AAMAL)

Anthony Michael is responsible for the management and investment performance of Aberdeen’s non-Japan Asia fixed income and capital market products as well as a member of the interest rate team. Mr. Michael joined Aberdeen in 2007 following the acquisition of Deutsche Asset Management’s Fixed Income and Equity businesses. Mr. Michael held the position of director/senior portfolio manager with Deutsche in Sydney for five years, and was responsible for the development and implementation of fixed income and foreign exchange strategies. He was also a member of the global strategy group, the global insurance group and was a member of the tactical asset allocation committee. Previously, Mr. Michael worked in similar roles with the Zurich Scudder Group, Perpetual Funds Management Australia and the ING Group.

Mr. Michael has a BEcon and a MEc in Economics from Macquarie University, Australia, an MComm in Applied Finance from the University of New South Wales and a Graduate Diploma in Securities studies from the Securities Institute of Australia.

Adam McCabe, Senior Portfolio Manager (AAMAL)

Adam McCabe is a senior portfolio manager on the Asian Fixed Income team based in Singapore. He is responsible for the development and implementation of currency and interest rate strategies in the Asian fixed income portfolios. Mr. McCabe joined Aberdeen in 2009 following the acquisition of part of Credit Suisse’s Asset Management business. During Mr. McCabe’s tenure at Credit Suisse (2001-2009), he had various positions. Mr. McCabe was responsible for macroeconomic analysis, interest rate and currency strategies for Credit Suisse’s Asian Fixed Income portfolios, which he has managed continuously since their inception in December 2003. He was a member of the Credit Suisse’s Global Currency and Emerging Currency Strategy Groups and the Australian and Asian currency groups. From mid-2006, Mr. McCabe was assigned to Woori Credit Suisse Asset Management, South Korea as the Head of Fixed Income where he was responsible for fixed income and money market portfolio management, investment strategy and processes. Prior to 2006, Mr. McCabe was based in Australia as an investment manager and macroeconomic strategist on the Australian Fixed Income team where he was responsible for duration and currency strategies.

Mr. McCabe is a graduate of the University of Sydney with a Bachelor of Economics (First Class Hons) and the University Medal. He was valedictorian in the inaugural graduating class of the Credit Suisse Chinese University of Hong Kong Professional Diploma in Global Finance in 2009.

Yueh Ee-Leen, Portfolio Manager (AAMAL)

Yueh Ee-Leen is an assistant portfolio manager on Asia Pacific fixed income team desk located in Singapore. She joined Aberdeen in 2006 as a trader on the Asian fixed income desk, responsible for foreign exchange and fixed income trade execution. Ms. Yueh joined Aberdeen from Prudential Asset Management where as a central trader from 2005-2006, she focused on the execution of Asian dollar bonds, local currency bonds, money market instruments and derivatives such as futures and swaps. Previously from 2000-2005, she worked for Sumitomo Mitsui Banking Corporation in the international treasury department, where she dealt in the inter-bank cash and foreign exchange markets. She was also responsible for asset/liability management, cash flow management and profit/loss analysis for the team.

Ms. Yueh graduated with a BBA (Merit) degree in Business Administration from the National University of Singapore.

Nick Bishop, Senior Portfolio Manager (AAMAL)

Nick Bishop is a senior investment manager within the Macro Credit and Security Selection Strategy groups.  Mr. Bishop is also a member of the Risk Oversight Group. He joined Aberdeen in 2007, following Aberdeen’s acquisition of Deutsche Asset Management (Australia) Limited. Mr. Bishop spent two years at Canada Life Insurance Co as a financial services consultant before joining Deutsche in 1998. He was a member of the UK macro team, helping to formulate and implement interest rate strategy before becoming a fund manager and credit analyst within the credit team.

Mr. Bishop graduated from the University of Sheffield with a First Class Honours degree in Law and Criminology. He is also a CFA Charterholder and member of the CFA Institute.

Thu Ha Chow, Senior Credit Analyst (AAMAL)

Thu Ha Chow is a senior credit analyst on the Asian fixed income team in Singapore. Ms. Chow joined Aberdeen’s Asian fixed income team as a senior credit analyst in 2012 from the London office where she was a senior portfolio manager in the European investment grade team. Previously she worked for Deutsche Asset Management in 2001 as a sector specialist covering utilities and ABS. Prior to that, Ms. Chow was a credit analyst/portfolio manager at Threadneedle Asset Management. Ms. Chow started her career at Credit Suisse in the corporate finance division.

Ms. Chow graduated with a BSc (Econ) and an MSc (Econ) in Economics from the London School of Economics and Political Science.

The following replaces the disclosure regarding the Portfolio Managers for the Aberdeen Global Fixed Income Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 151:

Neil Moriarty, Senior Portfolio Manager (AAMI)

Neil Moriarty is a senior portfolio manager focusing on the mortgage and government sectors for U.S. Fixed Income. Mr. Moriarty joined the Adviser in December 2005 after 16 years of experience in fixed income trading and research at several Wall Street firms including Deutsche Asset Management, PaineWebber and Chase Securities. Mr. Moriarty also acted as a fixed income portfolio manager at Swarthmore/Cypress Capital Management for two years.

Mr. Moriarty has a B.A. from the University of Massachusetts, Amherst.

Joanne Gilbert, Portfolio Manager, Global Macro (AAML)

Joanne Gilbert is a global fixed income portfolio manager. Ms. Gilbert joined Aberdeen in 2009 following the acquisition of certain asset management businesses from Credit Suisse Asset Management. Ms. Gilbert joined Credit Suisse in 1992 as head of trading and execution and became a fixed income portfolio manager in 1993. Ms. Gilbert led some of Credit Suisse’s key initiatives; she implemented Credit Suisse’s first performance attribution system in 1994 and formed Credit Suisse’s first dedicated client service team in 2000, where she remained Head of the Client Account Management until April 2005. Prior to that, Ms. Gilbert worked for seven years as an assistant fund manager at Chase Manhattan Investment Group, followed by a proprietary trading position at Mitsubishi Trust International.

Rich Smith, Portfolio Manager, Global Credit (AAML)

Rich Smith is a member of the global credit team and senior portfolio manager on the European investment grade team. Mr. Smith joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Mr. Smith held the same role at Deutsche Asset Management in London, which he joined in 1998 as part of the graduate scheme.

Oliver Boulind, Head of Global Credit (AAML)

Oliver Boulind is Head of Global Credit based in London. He was previously a Senior Portfolio Manager on the U.S. Fixed Income Team. Mr. Boulind joined Aberdeen in 2008 from AllianceBernstein where he was a credit analyst focusing on telecom and media across the credit quality spectrum. Previously, Mr. Boulind worked for INVESCO as a credit analyst focusing on high yield telecom and media. Prior to that, Mr. Boulind was at JP Morgan Fleming in credit and portfolio management roles and, prior to graduate school, was at Salomon Brothers as an investment banking analyst in leveraged finance.

Mr. Boulind graduated from the Wharton School at the University of Pennsylvania and received an M.B.A. from the Tuck School at Dartmouth College. He is a CFA charterholder.

József Szabó, Head of Global Macro (AAML)

József Szabó is Head of Global Macro. Mr. Szabó joined Aberdeen in 2011from the central bank of Hungary, where in the last seven years, he was managing fixed income portfolios as part of the official FX reserves management operations. Previously, Mr. Szabó worked in monetary analysis within the central bank and served as secretary to the Monetary Council. Prior to that, Mr. Szabó worked for the Hungarian Government Debt Management Agency.

Mr. Szabó graduated with a Master’s degree from the Budapest University of Economic Sciences and is a CFA charterholder.

The following replaces the disclosure regarding the Portfolio Managers for the Aberdeen Global High Yield Bond Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 151:

Christopher Gagnier, Head of U.S. Fixed Income (AAMI)

Christopher Gagnier serves as Head of U.S. Fixed Income Investment and joined the Adviser in 2005 when the Adviser acquired a portion of the fixed income business of Deutsche Asset Management. He has oversight of the U.S. fixed income investment team and process. Mr. Gagnier has headed the Core Strategy since 1999 (as an employee at Deutsche Asset Management) and is senior portfolio manager for corporate and high yield securities for the Adviser. Mr. Gagnier is also primarily responsible for strategy allocations and portfolio management for the Fund. Prior to joining the Adviser, Mr. Gagnier served as a Managing Director of Deutsche Asset Management, which he joined in 1997 after 17 years of experience in fixed income investments at Paine Webber and Continental Bank.

Mr. Gagnier has a B.S. from Wharton School of Business and an M.B.A. from University of Chicago.

Keith Bachman, Senior Portfolio Manager (AAMI)

Keith Bachman is a senior portfolio manager for U.S. Fixed Income. Mr. Bachman joined the Adviser in 2007 with 17 years of experience as director of credit research at Stone Tower Capital, high yield analyst/portfolio manager at Deutsche Asset Management, high yield analyst/director of distressed investments at Oppenheimer Funds, high yield analyst at Merrill Lynch and bond analyst and fund accountant at T. Rowe Price.

Mr. Bachman has a B.A. from the University of Maryland Baltimore County and an M.B.A. from Columbia Business School.

Benjamin Pakenham, Portfolio Manager and Credit Analyst (AAML)

Benjamin Pakenham is a portfolio manager and credit analyst and concentrates on credit research as well as helping manage a number of high-yield portfolios. Mr. Pakenham joined Aberdeen in 2011 from Henderson Global Investors where he was a named manager on various credit portfolios including the High Yield Monthly Income Bond Fund. Previously, Mr. Pakenham worked for New Star Asset Management as a high yield analyst and assistant fund manager.

Mr. Pakenham graduated with a BA Hons degree in History from Leeds University.

Brett Diment, Head of Emerging Markets Debt & Sovereign Debt (AAML)

Brett Diment is the Head of Emerging Markets Debt & Sovereign Debt. Mr. Diment joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005, where he held the same role since 1999. Mr. Diment joined Deutsche Asset Management in 1991 as a graduate and began researching emerging markets in 1995.

Mr. Diment graduated with a BSc from the London School of Economics.

All references to Brett Diment as Head of Emerging Market Debt are hereby replaced with Brett Diment as Head of Emerging Market & Sovereign Debt.

All references to Oliver Boulind as Senior Portfolio Manager are hereby replaced with Oliver Boulind as Head of Global Credit.

This Supplement is dated July 20, 2012.

Please keep this supplement for future reference.

ABERDEEN FUNDS

Aberdeen Asia Bond Fund

Aberdeen Core Fixed Income Fund

Aberdeen Emerging Markets Debt Local Currency Fund

Aberdeen Global Fixed Income Fund

Aberdeen Global High Yield Bond Fund

Aberdeen Ultra-Short Duration Bond Fund

Supplement to the Aberdeen Funds Statement of Additional Information

dated February 27, 2012, as supplemented to date

All references to Kenneth Akintewe, Kieron Nutbrown, Richard Dryer, Scott Bennett and Stephen Hargreaves are hereby deleted.

The following are added to the chart in the section on “Portfolio Managers” beginning on page 151:

Nick Bishop	Asia Bond Fund	None
Thu Ha Chow	Asia Bond Fund	None
Oliver Boulind	Global Fixed Income Fund	$1- $10,000
Jόzsef Szabό	Global Fixed Income Fund	None
Benjamin Pakenham	Global High Yield Bond Fund	$0

The following are added to the chart in the section entitled “Other Managed Accounts” for Aberdeen Asset Managers Limited beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of April 30, 2012)
Nick Bishop Asia Bond Fund	Mutual Funds: 3 account, $2,786.6 total assets Other Pooled Investment Vehicles: 41 accounts, $4,729.3 total assets Other Accounts: 92 accounts, $18,951.0 total assets
Thu Ha Chow Asia Bond Fund	Mutual Funds: 2 account, $2,753.5 total assets Other Pooled Investment Vehicles: 18 accounts, $3,215.9 total assets Other Accounts: 53 accounts, $13,299.0 total assets
Jόzsef Szabό Global Fixed Income Fund

Mutual Funds: 3 accounts, $446.9 total assets
Other Pooled Investment Vehicles: 76 accounts, $9,583.8 total assets
Other Accounts: 182 accounts, $29,373.3 total assets (5 accounts, $817.2 total assets of which the advisory fee is based on performance)

Benjamin Pakenham Global High Yield Bond Fund

Mutual Funds: 4 accounts, $480.0 total assets
Other Pooled Investment Vehicles: 71 accounts, $9339.9 total assets
Other Accounts: 147 accounts, $27,645.5 total assets (5 accounts, $817.2 total assets of which the advisory fee is based on performance)

Oliver Boulind Global Fixed Income Fund Global High Yield Bond Fund	Mutual Funds: 4 accounts, $ 263.2 total assets Other Pooled Investment Vehicles: 19 accounts, $1,873.0 total assets Other Accounts: 98 accounts, $8,642.8 total assets

This Supplement is dated July 20, 2012.

Please keep this supplement for future reference.